Cover	Feb. 25, 2026
Document Information [Line Items]
Document Type	8-K
Entity Central Index Key	0001504619
Amendment Flag	false
Document Period End Date	Feb. 25, 2026
Entity Registrant Name	PennantPark Floating Rate Capital Ltd.
Securities Act File Number	814-00891
Entity Tax Identification Number	27-3794690
Entity Incorporation, State or Country Code	MD
Entity Emerging Growth Company	false
Entity Address, Address Line One	1691 Michigan Avenue
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
City Area Code	786
Local Phone Number	297-9500
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PFLT
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Address, Postal Zip Code	33139
Security Exchange Name	NYSE